Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	December 31, 2023	December 31, 2022
Investment Tax Credits (Canada) (i)	$29.1	$28.2
Milestone Payments (ii)	5.7	19.1
Other	11.3	12.1
	$46.1	$59.4
(i) Investment Tax Credits
The Investment Tax Credits relate to Canadian exploration expenses incurred while determining the existence, location, extent or quality of mineral resources in Canada. The amount recognized relates to expenses incurred at the Young-Davidson mine, and will be utilized when the mine becomes cash tax payable.
(ii) Esperanza Milestone Payments
The Milestone Payments resulted from the sale of the Esperanza Project to Zacatecas Silver Corp. on April 12, 2022. The fair value of the Milestone Payments is recalculated at each reporting date, based on management's estimate of the timing and probability (notes 8, 18).